LONG-TERM INVESTMENTS (Details) (Parenthetical) ¥ in Millions		12 Months Ended
		Feb. 28, 2018 USD ($)		Feb. 28, 2017 USD ($)		Feb. 28, 2017 CNY (¥)	Feb. 29, 2016 USD ($)	Nov. 30, 2017	Oct. 31, 2017	Nov. 30, 2016	May 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Mar. 31, 2016 USD ($)	Jan. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2015	Oct. 31, 2014 USD ($)
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Total		$ 2,212,836		$ 8,074,891			$ 7,503,944
Equity Method Investment Aggregate Amount Of Capital Subscribed											$ 37,700,000	¥ 259.0
Payments to Acquire Long-term Investments		196,558,758		65,340,812			118,590,246
Unrelated investors [Member]
Schedule of Investments [Line Items]
Equity Method Investment Aggregate Amount Of Capital Subscribed											30,200,000	207.4
Phoenix E-Learning Corporation [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage															32.00%
Equity Method Investment Aggregate Amount Of Capital Subscribed															$ 30,000,000
Knewton Inc [Member]
Schedule of Investments [Line Items]
Cost Method Investments													$ 6,582,166	$ 5,000,001
Gongying Fund [Member]
Schedule of Investments [Line Items]
Equity Method Investment Aggregate Amount Of Capital Subscribed											$ 51,600,000	¥ 7.5
Payments to Acquire Long-term Investments				10,200,000		¥ 70.0
Gongying Fund [Member] | Unrelated investors [Member]
Schedule of Investments [Line Items]
Equity Method Investment Ownership Percentage Hold By Third Party											80.00%	80.00%
Gongying Fund [Member] | Tal Education Group [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage											20.00%	20.00%
Shanghai Xiaoxin [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage									14.70%	25.00%
Gsv Fund [Member]
Schedule of Investments [Line Items]
Payments to Acquire Long-term Investments		7,700,000		3,400,000
Hangzhou Feizhu Technology Company Limited [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage								32.80%
Minerva Project Inc [Member]
Schedule of Investments [Line Items]
Cost Method Investments		18,000,003	[1]	18,000,003	[1]												$ 18,000,003
Other Equity Method Investments [Member]
Schedule of Investments [Line Items]
Other than Temporary Impairment Losses, Investments, Total		$ 409,229		757,591			5,622,221
Other Equity Method Investments [Member] | Minimum [Member]
Schedule of Investments [Line Items]
Equity Method Investment Ownership Percentage Hold By Third Party								4.80%
Other Equity Method Investments [Member] | Maximum [Member]
Schedule of Investments [Line Items]
Equity Method Investment Ownership Percentage Hold By Third Party								39.70%
Shenzhen Youban Technology Company Limited [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage		28.00%														20.00%
Other Cost Method Investments [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage		10.00%
Cost Method Investments	[2]	$ 19,078,782		9,163,228
Other than Temporary Impairment Losses, Investments, Total		$ 0		$ 1,269,611			$ 0

[1]	In October 2014, the Group acquired minority equity interest in Minerva Project, Inc., a Delaware corporation that is committed to providing an exceptional and accessible liberal arts and sciences education for future leaders and innovators across all disciplines. The total consideration was $18,000,003. The Group applied cost method to account for the investment due to lack of ability to exercise significant influence and reviewed the investment for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. As of February 28, 2018, no impairment loss has been recorded in regard to the investment.
[2]	The Group holds equity interests in several third-party private companies through investments in their common shares or in-substance common shares where these equity interests are generally less than 10%. The Group accounts for these investments under the cost method as the Group has no ability to exercise significant influence over the investees. The Group recorded $nil, $1,269,611 and $nil impairment loss during the fiscal years ended February 29, 2016, February 28, 2017 and February 28, 2018, respectively.